Related Party Transactions (Details) - Schedule of Unearned Franchise Fee Comprised - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Unearned franchise fee - current
Unearned franchise fee - current	$ 782,482	$ 825,990
Unearned franchise fee – non-current
Unearned franchise fee – non-current		150,494
Total	782,482	976,484
Jinan Chuangtu New Energy Co., Ltd. [Member]
Unearned franchise fee - current
Unearned franchise fee - current	115,741
Hunan Changsha [Member]
Unearned franchise fee - current
Unearned franchise fee - current	2,677
Hunan Yueyang [Member]
Unearned franchise fee - current
Unearned franchise fee - current	2,677
Zhejiang Hangzhou Xiaoshan [Member]
Unearned franchise fee - current
Unearned franchise fee - current	2,604
Hunan Yueyang Xiangyin [Member]
Unearned franchise fee - current
Unearned franchise fee - current	2,677
Guangdong Zhongshan [Member]
Unearned franchise fee - current
Unearned franchise fee - current	8,922
Hunan Hengyang [Member]
Unearned franchise fee - current
Unearned franchise fee - current	1,447
Henan Luohe Yancheng Agent [Member]
Unearned franchise fee - current
Unearned franchise fee - current	2,894
Unearned franchise fee – non-current
Unearned franchise fee – non-current		2,740
Guangdong Foshan Shunde Agent [Member]
Unearned franchise fee - current
Unearned franchise fee - current	4,340
Unearned franchise fee – non-current
Unearned franchise fee – non-current		4,109
Chongqing Banan Agent [Member]
Unearned franchise fee - current
Unearned franchise fee - current	1,447
Unearned franchise fee – non-current
Unearned franchise fee – non-current		1,370
Zhejiang Hangzhou Gongshu Agent [Member]
Unearned franchise fee - current
Unearned franchise fee - current	989	274
Unearned franchise fee – non-current
Unearned franchise fee – non-current		798
Jiangsu Jingjiang Agent [Member]
Unearned franchise fee - current
Unearned franchise fee - current	2,894
Unearned franchise fee – non-current
Unearned franchise fee – non-current		2,740
Shanghai Fengxian Agent [Member]
Unearned franchise fee - current
Unearned franchise fee - current	2,894
Unearned franchise fee – non-current
Unearned franchise fee – non-current		2,740
Chengdu municipal level Agent [Member]
Unearned franchise fee - current
Unearned franchise fee - current	75,232
Unearned franchise fee – non-current
Unearned franchise fee – non-current		71,230
Zhejiang Jiaxing Nanhu Agent [Member]
Unearned franchise fee - current
Unearned franchise fee - current	2,966	822
Unearned franchise fee – non-current
Unearned franchise fee – non-current		2,397
Hunan Yueyang Miluo Agent [Member]
Unearned franchise fee - current
Unearned franchise fee - current	2,894	822
Unearned franchise fee – non-current
Unearned franchise fee – non-current		2,328
Zhejing JiaXing [Member]
Unearned franchise fee - current
Unearned franchise fee - current	72,338	68,490
Henan Jiuzi New Energy Vehicle Sales and Service Co. LTD [Member]
Unearned franchise fee - current
Unearned franchise fee - current		13,698
Zhejiang Huasu Automobile Service Co., LTD [Member]
Unearned franchise fee - current
Unearned franchise fee - current		68,490
Huzhou Fengtao New Energy Automobile Sales Co., LTD [Member]
Unearned franchise fee - current
Unearned franchise fee - current		41,094
Shandong Shenglong Automobile Sales Co. LTD [Member]
Unearned franchise fee - current
Unearned franchise fee - current		68,490
Nantong Meixinyao Vehicle Sales Service Co., LTD [Member]
Unearned franchise fee - current
Unearned franchise fee - current		27,396
Anhui Auto e-Link Auto Sales Co., LTD [Member]
Unearned franchise fee - current
Unearned franchise fee - current		27,396
Fengshang Network Technology (Shaoxing) Co., LTD [Member]
Unearned franchise fee - current
Unearned franchise fee - current		41,094
Anhui LiuAn [Member]
Unearned franchise fee - current
Unearned franchise fee - current	43,403	41,094
Guangxi Qinzhou [Member]
Unearned franchise fee - current
Unearned franchise fee - current	14,468	13,698
Guangxi Qinzhou Lingshan [Member]
Unearned franchise fee - current
Unearned franchise fee - current	43,403	41,094
Zhejiang Shaoxing Shengzhou [Member]
Unearned franchise fee - current
Unearned franchise fee - current	72,338	68,490
Xinjiang Urumqi [Member]
Unearned franchise fee - current
Unearned franchise fee - current	72,338	68,490
Hunan Changzhutan [Member]
Unearned franchise fee - current
Unearned franchise fee - current		2,740
Hunan Shaoyang [Member]
Unearned franchise fee - current
Unearned franchise fee - current	1,447	1,370
Guangxi Liuzhou (Guangxi Shuangru Trading Co., Ltd.) [Member]
Unearned franchise fee - current
Unearned franchise fee - current	72,338	68,490
Guangxi Nanning [Member]
Unearned franchise fee - current
Unearned franchise fee - current	14,468	13,697
Guangxi Yulin [Member]
Unearned franchise fee - current
Unearned franchise fee - current	4,340	4,109
Guangxi Nanning (Guangxi Zhanyuan Automobile) [Member]
Unearned franchise fee - current
Unearned franchise fee - current	43,403	41,094
Guangxi Yulin (Yulin Qihui Automobile) [Member]
Unearned franchise fee - current
Unearned franchise fee - current	43,403	82,188
Zhejiang Huzhou [Member]
Unearned franchise fee - current
Unearned franchise fee - current	7,234	6,849
Sanmen Xian Wuji Automobile Sales [Member]
Unearned franchise fee - current
Unearned franchise fee - current	289	274
Shandong Yuncheng (Yuncheng Zhanteng New Energy Automobile Co., Ltd.) [Member]
Unearned franchise fee - current
Unearned franchise fee - current	289	274
Zhejiang Shaoxing Niuniu Automobile Sales Service Co., Ltd. [Member]
Unearned franchise fee - current
Unearned franchise fee - current	289	274
Yongkang Yijie Automobile Trading Co., LTD [Member]
Unearned franchise fee - current
Unearned franchise fee - current		5,479
Unearned franchise fee – non-current
Unearned franchise fee – non-current		21,004
Ningbo Jinhui Internet Technology Service Co., LTD [Member]
Unearned franchise fee - current
Unearned franchise fee - current		1,370
Unearned franchise fee – non-current
Unearned franchise fee – non-current		5,250
Xingtai Wanhua Botian Automobile Trading Co., LTD [Member]
Unearned franchise fee - current
Unearned franchise fee - current		822
Unearned franchise fee – non-current
Unearned franchise fee – non-current		3,219
Zhejiang Hangzhou Xiaoshan Agent [Member]
Unearned franchise fee - current
Unearned franchise fee - current		822
Unearned franchise fee – non-current
Unearned franchise fee – non-current		2,055
Hunan Changsha Yuelu Agent [Member]
Unearned franchise fee - current
Unearned franchise fee - current		822
Unearned franchise fee – non-current
Unearned franchise fee – non-current		2,123
Hunan Yueyang Xiangyin Agent [Member]
Unearned franchise fee - current
Unearned franchise fee - current		822
Unearned franchise fee – non-current
Unearned franchise fee – non-current		2,123
Hunan Yueyang Yueyang Lou Agent [Member]
Unearned franchise fee - current
Unearned franchise fee - current		822
Unearned franchise fee – non-current
Unearned franchise fee – non-current		2,123
Guangdong Zhongshan City Agent [Member]
Unearned franchise fee - current
Unearned franchise fee - current		2,740
Unearned franchise fee – non-current
Unearned franchise fee – non-current		7,077
Guangxi Yulin (Yulin Haorui Automobile Sales Co., Ltd.) [Member]
Unearned franchise fee - current
Unearned franchise fee - current	$ 43,399
Guizhou 320 Automobile Service Co., LTD [Member]
Unearned franchise fee – non-current
Unearned franchise fee – non-current		13,698
Hunan Hengyang Agent [Member]
Unearned franchise fee – non-current
Unearned franchise fee – non-current		$ 1,370